Share Capital and Reserves (Tables)	12 Months Ended
Aug. 31, 2018
Share Capital And Reserves
Schedule of changes in common shares

	Number	Amount $
Balance August 31, 2016	2,650,627	23,220,683
Common shares issued as private placement (Note 11 b (i))	7,692	30,233
Common shares issued as settlement of shareholder advances (Note 11 b (ii))	1,187,672	213,781
Common shares issued as anti-dilution provision (Note 11 b (iii))	1,420,809	184,705
Common shares issued as anti-dilution provision (Note 11 b (iv))	16,364	2,127
Balance August 31, 2017 and August 31, 2018	5,283,164	23,651,529

Schedule of changes in warrants

	August 31, 2018		August 31, 2017
Warrants	Number of Warrants	Weighted Average Price	Number of Warrants	Weighted Average Price
Outstanding, beginning of year	208,211	—	722,572	—
Warrants issued (Note 11 b (i))	—	—	7,692	—
Warrants issued (Note 11 b (iv))	—	—	16,364	—
Warrants expired (Note 11 b (v))	—	—	(538,417)	—
Balance, end of year	208,211	$5.27	208,211	$5.27

(i)	On November 30, 2016, the Company completed private placements for gross proceeds of $50,000 and issued 7,692 units in the capital of the Company at a purchase price of $6.50 per unit. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units ($50,000) was allocated to common shares $30,233 and the amount allocated to warrants component using a Binomial Lattice model was $19,767.

(ii)	Effective August 31, 2017, the Company settled shareholder advances of $213,781 and issued 1,187,672 common shares in the capital of the Company at a price of $0.18 per share.

(iii)	Pursuant to the August 31, 2017, settlement of shareholder advances of $213,781, effective August 31, 2017, the Company issued 1,420,809 common shares in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. The fair value of $184,705 was calculated on the previous day’s closing price of the Company’s common shares and allocated to common shares and anti-dilution fees in the consolidated statement of operations.

(iv)	Pursuant to the November 30, 2016, private placement of $50,000, effective August 31, 2017, the Company issued 16,364 Units in the capital of the Company pursuant to the anti-dilution provision of the August 31, 2016, private placement agreements. Each unit is comprised of one (1) common share and one (1) common share purchase warrant. Each full warrant entitles the holder to purchase one (1) common share at an exercise price of $10.00 until November 30, 2019. The fair value of the units of $2,127 was allocated to common shares and anti-dilution fees in the consolidated statement of operations. No value was allocated to warrants based on the Binomial Lattice model.

(v)	On August 31, 2017, 538,417 common share purchase warrants exercisable at $10.00 expired. The amount allocated to warrants based on the Binomial Lattice model was $2,195,738 with a corresponding increase to contributed surplus.

Schedule of outstanding warrants

Number of Warrants 2018	Exercise Price	Expiry Date	Weighted Average Remaining Life (Years)	Warrant Value ($)
160,519	$3.50	March 1, 2019	0.50	603,370
23,636	$12.50	August 31, 2019	1.00	126,729
24,056	$10.00	November 30, 2019	1.25	19,767
208,211			0.64	749,866

Number of Warrants 2017	Exercise Price	Expiry Date	Weighted Average Remaining Life (Years)	Warrant Value ($)
160,519	$3.50	March 1, 2019	1.50	603,370
23,636	$12.50	August 31, 2019	2.00	126,729
24,056	$10.00	November 30, 2019	2.25	19,767
208,211			1.64	749,866

Schedule of weighted average shares outstanding

	August 31,
	2017	2017	2016
Weighted Average Shares Outstanding, basic	5,283,164	2,663,614	2,077,096
Weighted Average Shares Outstanding, diluted	5,283,164	2,663,614	2,077,096

Schedule of stock options and changes

	Number of Options	Weighted Average Exercise Price $
Balance, August 31, 2016	38,300	22.80
Granted	200,000	12.05
Expired	(83,300)	(13.63)
Balance, August 31, 2017	155,000	13.87
Cancelled	(155,000)	(13.87)
Balance, August 31, 2018	—	—

Schedule of stock options outstanding and exercisable

		Options Outstanding		Options Exercisable
Exercise Price	Number of Options	Weighted Average Remaining Life (Years)	Expiry Date	Number of Options	Weighted Average Exercise Price $
$12.00	5,000	2.20	November 11, 2019	5,000	0.50
$15.00	70,000	4.02	September 8, 2021	35,000	3.79
$13.00	80,000	4.02	September 8, 2021	80,000	4.38
	155,000	3.95		85,000	13.87

Schedule of estimated fair value of the stock options granted

	November 1, 2016	September 9, 2016
Weighted average fair value per option	$5.90	$11.70
Weighted average risk-free interest rate	0.68%	0.59%
Forfeiture rate	0%	0%
Weighted average expected volatility	156.70%	152.32%
Expected life (years)	5	5
Dividend yield	Nil	Nil
Stock price on the date of grant	$6.40	$12.90